United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  08/31/2011

Date of Reporting Period:  Quarter ended 11/30/2010

Item 1.                      Schedule of Investments

Federated Intermediate Government/Corporate Fund

Portfolio of Investments

November 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 39.9%
		Basic Industry - Chemicals – 1.0%
$125,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	157,889
8,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	8,674
20,000		Praxair, Inc., 4.625%, 3/30/2015	22,253
50,000		RPM International, Inc., 6.50%, 2/15/2018	54,985
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	38,909
		TOTAL	282,710
		Basic Industry - Metals & Mining – 1.7%
100,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	108,863
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	142,379
100,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	99,133
50,000		BHP Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	61,432
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	63,054
		TOTAL	474,861
		Basic Industry - Paper – 0.9%
125,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	149,301
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	109,497
		TOTAL	258,798
		Capital Goods - Aerospace & Defense – 0.5%
50,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	53,750
100,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	98,530
		TOTAL	152,280
		Capital Goods - Building Materials – 0.5%
125,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	130,765
		Capital Goods - Construction Machinery – 0.1%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	29,323
		Capital Goods - Diversified Manufacturing – 0.7%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	17,245
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,200
50,000		Harsco Corp., 5.75%, 5/15/2018	56,718
10,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	10,996
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	59,129
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	32,650
		TOTAL	187,938
		Capital Goods - Environmental – 0.2%
50,000		Waste Management, Inc., 7.375%, 3/11/2019	62,534
		Communications - Media & Cable – 1.4%
100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	113,461
45,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	53,310
50,000		Cox Communications, Inc., 7.125%, 10/1/2012	55,192
150,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	165,515
		TOTAL	387,478
		Communications - Media Noncable – 0.1%
25,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	29,091
		Communications - Telecom Wireless – 0.5%
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	84,941

Principal Amount or Shares			Value
$10,000		Vodafone Group PLC, 5.35%, 2/27/2012	10,537
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	45,877
		TOTAL	141,355
		Communications - Telecom Wirelines – 1.8%
25,000		AT&T, Inc., 6.70%, 11/15/2013	28,743
110,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	114,645
20,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	22,745
125,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	153,024
29,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	31,431
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	146,775
		TOTAL	497,363
		Consumer Cyclical - Automotive – 0.6%
50,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	50,285
100,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	105,942
		TOTAL	156,227
		Consumer Cyclical - Entertainment – 0.5%
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	149,314
		Consumer Cyclical - Lodging – 0.7%
150,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	151,017
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	52,203
		TOTAL	203,220
		Consumer Cyclical - Retailers – 0.3%
20,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	22,961
60,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	59,400
		TOTAL	82,361
		Consumer Non-Cyclical - Food/Beverage – 1.2%
10,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	10,989
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	46,494
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	21,610
110,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	129,678
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	26,968
110,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	115,534
		TOTAL	351,273
		Consumer Non-Cyclical - Health Care – 1.7%
175,000		Boston Scientific Corp., 4.50%, 1/15/2015	182,365
50,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	51,106
50,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	58,477
35,000		Covidien International Finance SA, 5.45%, 10/15/2012	37,899
100,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	110,910
25,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	28,014
		TOTAL	468,771
		Consumer Non-Cyclical - Products – 0.4%
100,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	108,472
		Consumer Non-Cyclical - Supermarkets – 1.1%
25,000		Kroger Co., 5.00%, 4/15/2013	27,151
150,000		Kroger Co., 7.50%, 1/15/2014	176,141
100,000		Kroger Co., Note, 6.80%, 12/15/2018	120,088
		TOTAL	323,380

Principal Amount or Shares			Value
		Consumer Non-Cyclical - Tobacco – 0.4%
$45,000		Altria Group, Inc., 9.25%, 8/6/2019	60,000
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	58,523
		TOTAL	118,523
		Energy - Independent – 0.9%
70,000		Devon Energy Corp., 6.30%, 1/15/2019	84,466
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	160,757
		TOTAL	245,223
		Energy - Integrated – 0.6%
150,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	151,709
15,561	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	7,915
		TOTAL	159,624
		Energy - Oil Field Services – 0.4%
125,000	[1,2]	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	125,865
		Energy - Refining – 0.9%
200,000		Valero Energy Corp., 9.375%, 3/15/2019	253,778
		Financial Institution - Banking – 4.9%
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	51,722
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	26,491
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	55,912
150,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	171,207
60,000		Capital One Capital IV, 6.745%, 2/17/2037	59,850
25,000		Capital One Capital V, 10.25%, 8/15/2039	26,594
25,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	28,980
150,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	156,904
150,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	153,895
100,000		City National Corp., Note, 5.25%, 9/15/2020	101,891
100,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	114,641
150,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	159,274
120,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	127,669
50,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	54,474
100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	99,623
		TOTAL	1,389,127
		Financial Institution - Brokerage – 1.9%
75,000		BlackRock, Inc., 6.25%, 9/15/2017	87,234
15,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	16,558
20,000		Eaton Vance Corp., 6.50%, 10/2/2017	23,211
10,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	10,448
10,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	10,354
170,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	198,528
150,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	178,818
		TOTAL	525,151
		Financial Institution - Finance Noncaptive – 2.2%
25,000		American Express Co., 4.875%, 7/15/2013	26,918
100,000		American Express Co., Note, 2.75%, 9/15/2015	99,380
25,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	31,584
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	319,165
110,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	128,042
		TOTAL	605,089

Principal Amount or Shares			Value
		Financial Institution - Insurance - Health – 0.3%
$75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	86,661
		Financial Institution - Insurance - Life – 1.0%
40,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	53,669
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	178,702
50,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.15%, 4/15/2013	54,103
		TOTAL	286,474
		Financial Institution - Insurance - P&C – 1.4%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	28,043
100,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	112,025
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	57,067
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	32,300
75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	78,666
60,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	69,717
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	28,748
		TOTAL	406,566
		Financial Institution - REITs – 1.1%
20,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	20,431
115,000		Liberty Property LP, 6.625%, 10/1/2017	134,562
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	100,225
50,000		Simon Property Group LP, 6.75%, 5/15/2014	57,071
		TOTAL	312,289
		Multi-Line Insurance – 0.5%
150,000		American International Group, Inc., 3.65%, 1/15/2014	149,953
		Sovereign – 0.7%
150,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	185,662
		Technology – 1.6%
115,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	130,225
150,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	170,764
50,000		Harris Corp., 5.95%, 12/1/2017	56,648
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	28,582
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.50%, 3/1/2018	57,783
		TOTAL	444,002
		Transportation - Railroads – 0.2%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	27,590
25,000		Union Pacific Corp., 4.875%, 1/15/2015	27,601
		TOTAL	55,191
		Transportation - Services – 0.2%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	46,239
		Utility - Electric – 3.1%
25,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	29,218
20,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	23,142
20,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	22,422
1,000		FirstEnergy Corp., 6.45%, 11/15/2011	1,046
190,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	201,746
35,702	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	40,569
100,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	114,715
220,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	249,473
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	11,431
100,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	98,521

Principal Amount or Shares			Value
$25,000		Union Electric Co., 6.00%, 4/1/2018	28,327
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	37,934
		TOTAL	858,544
		Utility - Natural Gas Distributor – 1.0%
10,000		Atmos Energy Corp., 5.125%, 1/15/2013	10,710
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	129,549
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	103,977
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	28,065
		TOTAL	272,301
		Utility - Natural Gas Pipelines – 0.7%
50,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	54,665
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	45,593
20,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	24,381
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.85%, 9/15/2012	26,987
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	58,788
		TOTAL	210,414
		TOTAL CORPORATE BONDS (IDENTIFIED COST $10,909,312)	11,214,190
		Collateralized Mortgage Obligations – 7.7%
		Commercial Mortgage – 7.7%
500,000	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	508,163
250,000	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A3, 4.205%, 9/1/2020	249,184
100,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1, Class A4, 5.716%, 2/15/2051	104,929
198,444	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	206,047
100,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A3, 4.070%, 11/15/2043	98,157
100,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.324%, 4/15/2041	109,223
111,000		Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.690%, 2/12/2051	117,776
100,000		Morgan Stanley Capital, Inc., Class A4, 5.879%, 6/11/2049	105,909
150,000		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	150,323
200,000	[1,2]	Wells Fargo Commercial Mortgage Trust, Class A1, 3.349%, 10/17/2057	203,875
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust, Class A2, 4.393%, 10/15/2057	305,768
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,069,718)	2,159,354
		GOVERNMENT AGENCIES – 8.2%
		Federal National Mortgage Association – 8.2%
2,200,000		Federal National Mortgage Association, Note, 2.75%, 2/5/2014 (IDENTIFIED COST $2,323,797)	2,322,801
		U.S. Treasury – 22.2%
300,000		United States Treasury Note, 1.125%, 6/15/2013	304,065
300,000		United States Treasury Note, 1.250%, 9/30/2015	297,785
300,000	[3]	United States Treasury Note, 2.125%, 11/30/2014	311,953
3,200,000		United States Treasury Note, 2.375%, 8/31/2014	3,359,723
1,500,000		United States Treasury Note, 2.625%, 8/15/2020	1,481,192
500,000		United States Treasury Note, 2.625%, 11/15/2020	492,350
		TOTAL U.S. TREASURY (IDENTIFIED COST $6,274,917)	6,247,068

Principal Amount or Shares			Value
		MUTUAL FUNDS – 21.9%;4
221,448		Federated Mortgage Core Portfolio	2,245,483
3,912,743	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	3,912,743
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $6,171,473)	6,158,226
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $27,749,217)[6]	28,101,639
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[7]	14,148
		TOTAL NET ASSETS — 100%	$28,115,787

At November 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[8]United States Treasury Notes, 2-Year Long Futures	13	$2,851,875	March 2011	$3,019
[8]United States Treasury Notes, 5-Year Short Futures	34	$4,074,953	March 2011	$(15,846)
[8]United States Treasury Bonds, 30-Year Short Futures	5	$636,406	March 2011	$(7,745)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(20,572)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2010, these restricted securities amounted to $2,447,612 which represented 8.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2010, these liquid restricted securities amounted to $2,447,612 which represented 8.7% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	Affiliated company.
5	7-Day net yield.
6	At November 30, 2010, the cost of investments for federal tax purposes was $27,749,217. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $352,422. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $517,947 and net unrealized depreciation from investments for those securities having an excess of cost over value of $165,525.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$11,214,190	$ —	$11,214,190
Collateralized Mortgage Obligations	—	2,159,354	—	2,159,354
Government Agencies	—	2,322,801	—	2,322,801
U.S. Treasury	—	6,247,068	—	6,247,068
Mutual Funds	6,158,226	—	—	6,158,226
TOTAL SECURITIES	$6,158,226	$21,943,413	$ —	$28,101,639
OTHER FINANCIAL INSTRUMENTS*	$(20,572)	$ —	$ —	$(20,572)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITS	— Real Estate Investments Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date                      January 25, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011